Details of Selected Balance Sheet Accounts	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Details of Selected Balance Sheet Accounts
Details of Selected Balance Sheet Accounts
Accounts Receivable

A summary of accounts receivable follows (in thousands):	December 31,
	2015	2014
Accounts receivable, principally trade	$49,284	$121,957
Less allowance for doubtful accounts	(4,919)	(7,632)
Accounts receivable, net	$44,365	$114,325

Inventories

A summary of inventories follows (in thousands):	December 31,
	2015	2014
Raw materials and purchased subassemblies	$34,949	$41,461
Work-in-process	8,478	18,221
Finished goods	13,769	21,284
Reserve for excess and obsolete inventories	(24,475)	(29,804)
Total	$32,721	$51,162

The Company provides for estimated obsolescence or excess inventory in amounts equal to the difference between the cost of inventory and market based upon assumptions about future demand for the Company’s products and market conditions and risk of obsolescence. For 2015, the reserve for excess and obsolete inventories decreased primarily due to the disposal of reserved inventory partially offset by the increase in the Company’s reserve for excess and obsolete inventories by less than $0.1 million.
Property, Plant, Equipment and Seismic Rental Equipment
A summary of property, plant, equipment and seismic rental equipment follows (in thousands):

	December 31,
	2015	2014
Buildings	$24,181	$25,343
Machinery and equipment	152,358	144,864
Seismic rental equipment	1,904	2,166
Furniture and fixtures	4,334	4,064
Other	31,821	16,481
Total	214,598	192,918
Less accumulated depreciation	(142,571)	(123,078)
Property, plant, equipment and seismic rental equipment, net	$72,027	$69,840

Total depreciation expense, including amortization of assets recorded under capital leases, for 2015, 2014 and 2013 was $24.6 million, $25.1 million and $14.8 million, respectively.
Intangible Assets

A summary of intangible assets, net, follows (in thousands):	December 31, 2015
	Gross Amount	Accumulated Amortization	Net
Customer relationships	$37,469	$(32,659)	$4,810
Total	$37,469	$(32,659)	$4,810

	December 31, 2014
	Gross Amount	Accumulated Amortization	Net
Customer relationships	$40,234	$(33,446)	$6,788
Intellectual property rights	3,350	(3,350)	—
Total	$43,584	$(36,796)	$6,788

In 2014, the Company wrote down the book value of certain relationships in its E&P Technology & Services segment by $1.4 million. Total amortization expense for intangible assets for 2015, 2014 and 2013 was $1.9 million, $2.5 million and $3.8 million, respectively. A summary of the estimated amortization expense for the next five years follows (in thousands):

Years Ended December 31,
2016	$1,675
2017	$1,452
2018	$1,225
2019	$458

Accrued Expenses

A summary of accrued expenses follows (in thousands):	December 31,
	2015	2014
Compensation, including compensation-related taxes and commissions	$19,126	$33,386
Accrued multi-client data library acquisition costs	1,600	6,458
Deferred income tax liability	—	5,900
Income tax payable	—	8,865
Other	13,561	10,655
Total	$34,287	$65,264

Other Long-term Liabilities

A summary of other long-term liabilities follows (in thousands):	December 31,
	2015	2014
Accrual for loss contingency related to legal proceedings (Footnote 7)	$22,000	$123,770
Deferred lease liabilities	13,394	13,416
Facility restructuring accrual	3,006	4,667
Deferred income tax liability	4,734	—
Other	1,231	1,951
Total	$44,365	$143,804